UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 45.5%
Aerospace & Defense – 0.4%
35,235	The Boeing Co.	$ 4,413,536

Auto Components – 0.6%
316,486	Nokian Renkaat OYJ ADR	6,655,700

Automobiles – 0.4%
127,036	Bayerische Motoren Werke AG ADR	4,602,514

Beverages – 0.7%
33,540	Anheuser-Busch InBev NV ADR	3,216,150
53,502	PepsiCo, Inc.	4,299,421

		7,515,571

Capital Markets – 1.6%
307,762	AllianceBernstein Holding LP	6,875,403
535,856	Ares Capital Corp.	9,490,010

		16,365,413

Chemicals – 0.4%
50,154	Ashland, Inc.	4,654,793

Commercial Banks – 1.7%
210,003	Australia & New Zealand Banking Group Ltd. ADR	5,527,279
148,328	HSBC Holdings PLC ADR	7,637,409
37,522	M&T Bank Corp.	4,184,078

		17,348,766

Commercial Services & Supplies – 0.5%
116,688	Waste Management, Inc.	4,875,225

Communications Equipment – 1.2%
324,267	Cisco Systems, Inc.	7,104,690
72,051	QUALCOMM, Inc.	5,347,625

		12,452,315

Computers & Peripherals – 1.6%
9,660	Apple, Inc.	4,835,796
192,116	EMC Corp.	4,656,892
232,580	Hewlett-Packard Co.	6,744,820

		16,237,508

Consumer Finance – 1.5%
112,486	Capital One Financial Corp.	7,942,637
352,132	SLM Corp.	8,014,524

		15,957,161

Containers & Packaging – 0.3%
51,647	Packaging Corp. of America	3,336,396

Diversified Financial Services – 1.4%
253,971	JPMorgan Chase & Co.	14,059,834

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services – 1.9%
253,694	AT&T, Inc.	$ 8,453,084
290,288	Telefonica SA ADR	4,458,824
137,901	Verizon Communications, Inc.	6,622,006

		19,533,914

Electric Utilities – 2.2%
100,927	Edison International	4,860,644
364,906	FirstEnergy Corp.	11,490,890
70,723	NextEra Energy, Inc.	6,501,566

		22,853,100

Energy Equipment & Services – 0.5%
58,897	Halliburton Co.	2,886,542
71,077	Seadrill Partners LLC	2,194,147

		5,080,689

Food & Staples Retailing – 0.6%
81,928	Wal-Mart Stores, Inc.	6,118,383

Food Products – 0.7%
235,326	ConAgra Foods, Inc.	7,481,013

Health Care Providers & Services – 1.2%
80,615	Aetna, Inc.	5,508,423
98,947	Cardinal Health, Inc.	6,730,375

		12,238,798

Hotels, Restaurants & Leisure – 0.4%
55,166	Starwood Hotels & Resorts Worldwide, Inc.	4,121,452

Household Products – 0.3%
45,176	The Procter & Gamble Co.	3,461,385

Industrial Conglomerates – 2.2%
899,570	General Electric Co.	22,606,194

Insurance – 3.7%
95,238	Arthur J. Gallagher & Co.	4,402,853
408,483	Direct Line Insurance Group PLC ADR	7,238,319
32,669	Everest Re Group Ltd.	4,729,164
102,342	MetLife, Inc.	5,019,875
80,694	Prudential Financial, Inc.	6,809,766
20,710	The Travelers Cos., Inc.	1,683,309
122,791	Validus Holdings Ltd.	4,410,653
127,182	Zurich Insurance Group AG ADR*	3,683,191

		37,977,130

Machinery – 0.7%
75,086	Caterpillar, Inc.	7,051,326

Media – 0.6%
71,969	Viacom, Inc. Class B	5,908,655

Multi-Utilities – 0.5%
113,779	PG&E Corp.	4,795,785

Oil, Gas & Consumable Fuels – 7.4%
95,025	BP PLC ADR	4,455,722
113,441	Chesapeake Energy Corp.	3,052,697
113,611	DCP Midstream Partners LP	5,706,681
76,262	Devon Energy Corp.	4,516,236

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
106,007	El Paso Pipeline Partners LP	$ 3,478,090
149,088	Energy Transfer Partners LP	8,275,875
70,217	Enterprise Products Partners LP	4,661,004
48,030	Exxon Mobil Corp.	4,426,445
108,185	MarkWest Energy Partners LP	7,593,505
175,022	NGL Energy Partners LP	6,124,020
63,522	ONEOK Partners LP	3,292,345
99,139	Plains All American Pipeline LP	5,005,528
144,727	Regency Energy Partners LP	3,969,862
35,696	Rose Rock Midstream LP	1,301,119
34,199	TC Pipelines LP	1,590,937
58,512	Teekay LNG Partners LP	2,367,981
131,712	Total SA ADR	7,529,975

		77,348,022

Pharmaceuticals – 3.7%
155,561	Eli Lilly & Co.	8,401,850
237,570	Merck & Co., Inc.	12,584,083
70,225	Novartis AG ADR	5,552,691
220,452	Pfizer, Inc.	6,701,741
101,984	Sanofi ADR	4,987,017

		38,227,382

Real Estate Investment Trusts – 2.5%
35,194	AvalonBay Communities, Inc.	4,346,459
9,704	Simon Property Group, Inc.	1,502,567
369,165	Starwood Property Trust, Inc.	11,148,783
965,630	Two Harbors Investment Corp.	9,492,143

		26,489,952

Semiconductors & Semiconductor Equipment – 0.2%
62,877	Altera Corp.	2,101,978

Software – 1.5%
296,200	Microsoft Corp.	11,211,170
118,374	Oracle Corp.	4,368,000

		15,579,170

Specialty Retail – 0.7%
133,088	L Brands, Inc.	6,968,488

Thrifts & Mortgage Finance – 0.7%
437,400	New York Community Bancorp, Inc.	7,081,506

Tobacco – 0.4%
116,585	Altria Group, Inc.	4,106,124

Wireless Telecommunication Services – 0.6%
182,411	Vodafone Group PLC ADR	6,760,152

TOTAL COMMON STOCKS		$ 472,365,330

Shares	Rate	Value
Preferred Stocks – 2.4%
Consumer Finance – 0.6%
Capital One Financial Corp.
175,000	6.000%	$ 3,988,250
CoBank ACB(a)(b)
10,000	6.250	967,500
Morgan Stanley, Inc.(a)
41,176	7.125	1,073,046

		6,028,796

Diversified Telecommunication Services – 0.8%
Intelsat SA
57,200	5.750	2,997,852
Verizon Communications, Inc.
225,000	5.900	5,629,500

		8,627,352

Real Estate Investment Trusts – 1.0%
DuPont Fabros Technology, Inc.
76,935	7.625	1,846,440
Public Storage
163,594	5.750	3,572,893
Taubman Centers, Inc.
122,907	6.500	2,778,927
Vornado Realty Trust
98,856	6.625	2,412,087

		10,610,347

TOTAL PREFERRED STOCKS		$ 25,266,495

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – 46.3%
Aerospace(c) – 0.3%
TransDigm, Inc.
	$3,000,000	7.500%	07/15/21	$ 3,240,000

Airlines – 0.3%
Air Canada(b)
	3,000,000	5.375	11/15/22	2,950,200
United Continental Holdings, Inc.
	500,000	6.375	06/01/18	525,000

				3,475,200

Automotive(b) – 0.1%
General Motors Co.
	775,000	6.250	10/02/43	821,500

Banks – 6.1%
ABN AMRO Bank NV(a)(c)
EUR	1,050,000	4.310	03/10/49	1,414,364
Barclays Bank PLC(a)(c)
	900,000	4.750	03/29/49	1,072,400
GBP	644,000	6.369	12/15/49	1,023,663
EUR	1,050,000	8.000	12/15/49	1,444,251
	1,250,000	4.875	12/29/49	1,578,400
BPCE SA(b)
	$5,000,000	5.700	10/22/23	5,159,167

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.
	$2,500,000	6.675%		09/13/43	$ 2,856,886
	5,300,000	5.900	(a)(c)	02/15/49	5,061,500
Credit Agricole SA(a)(c)
	2,675,000	7.875	(b)	01/29/49	2,736,525
GBP	938,000	5.000		06/20/49	1,495,718
Credit Suisse AG(b)
	$2,500,000	6.500		08/08/23	2,699,364
Credit Suisse Group AG(a)(b)(c)
	3,150,000	7.500		12/11/49	3,319,312
ING Bank NV(b)
	1,000,000	5.800		09/25/23	1,046,833
Intesa Sanpaolo SpA
	4,000,000	5.250		01/12/24	4,056,204
JPMorgan Chase & Co.(a)(c)
	5,500,000	7.900		04/30/49	6,084,100
LBG Capital No.1 PLC
GBP	1,000,000	7.867		12/17/19	1,750,752
LBG Capital No.2 PLC
EUR	1,000,000	6.385		05/12/20	1,422,878
Merrill Lynch & Co., Inc.
	$3,000,000	6.110		01/29/37	3,268,739
	3,250,000	7.750		05/14/38	4,195,101
Royal Bank of Scotland Group PLC
	2,000,000	6.125		12/15/22	2,053,961
	1,075,000	6.100		06/10/23	1,099,029
	5,500,000	6.000		12/19/23	5,554,289
Santander UK PLC(b)
	2,500,000	5.000		11/07/23	2,568,660

					62,962,096

Building Materials(c) – 0.5%
HD Supply, Inc.
	4,000,000	7.500		07/15/20	4,280,000
	985,000	11.500		07/15/20	1,164,763

					5,444,763

Chemicals(c) – 0.9%
Ashland, Inc.
	2,000,000	4.750		08/15/22	1,915,000
	2,000,000	6.875		05/15/43	1,950,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
	3,000,000	8.875		02/01/18	3,120,000
	1,000,000	9.000		11/15/20	1,000,000
PQ Corp.(b)
	1,200,000	8.750		05/01/18	1,311,000

					9,296,000

Consumer Cyclical Services - Business(c) – 2.7%
CoreLogic, Inc.
	3,400,000	7.250		06/01/21	3,672,000
Equinix, Inc.
	6,000,000	5.375		04/01/23	5,895,000
First Data Corp.(b)
	5,000,000	8.250		01/15/21	5,312,500
	3,000,000	11.250		01/15/21	3,300,000
Iron Mountain, Inc.
	500,000	6.000		08/15/23	512,500
	500,000	5.750		08/15/24	467,500
Sabre, Inc.(b)
	4,000,000	8.500		05/15/19	4,430,000
WEX, Inc.(b)
	4,976,000	4.750		02/01/23	4,565,480

					28,154,980

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services - Rental Equipment(b)(c) – 1.1%
Ahern Rentals, Inc.
$4,000,000	9.500%	06/15/18	$ 4,340,000
Algeco Scotsman Global Finance PLC
3,000,000	8.500	10/15/18	3,240,000
1,000,000	10.750	10/15/19	1,077,500
Jurassic Holdings III, Inc.
2,850,000	6.875	02/15/21	2,857,125

			11,514,625

Consumer Products – 1.1%
Avon Products, Inc.
1,300,000	5.000	03/15/23	1,256,665
4,300,000	6.950	03/15/43	4,195,404
Sally Holdings LLC(c)
2,000,000	5.750	06/01/22	2,030,000
Spectrum Brands, Inc.(c)
4,000,000	6.625	11/15/22	4,265,000

			11,747,069

Consumer Products - Industrial(c) – 0.7%
ADS Waste Holdings, Inc.
7,000,000	8.250	10/01/20	7,525,000

Electric – 1.9%
Calpine Corp.(b)(c)
888,000	7.500	02/15/21	970,140
5,000,000	6.000	01/15/22	5,175,000
DPL, Inc.(c)
745,000	7.250	10/15/21	741,275
Electricite de France SA(a)(b)(c)
6,050,000	5.250	01/29/49	5,845,813
Enel SpA(a)(b)(c)
4,000,000	8.750	09/24/73	4,332,663
NRG Energy, Inc.
1,250,000	7.625	01/15/18	1,406,250
Puget Sound Energy, Inc.(a)(c)
550,000	6.974	06/01/67	563,750
The AES Corp.
850,000	8.000	06/01/20	983,875

			20,018,766

Energy – 3.6%
Antero Resources Finance Corp.(b)(c)
1,550,000	5.375	11/01/21	1,569,375
Chaparral Energy, Inc.(c)
4,000,000	8.250	09/01/21	4,360,000
Halcon Resources Corp.(c)
1,000,000	9.750	07/15/20	1,035,000
4,500,000	8.875	05/15/21	4,494,375
Kinder Morgan, Inc.(b)(c)
6,000,000	5.625	11/15/23	5,895,000
MEG Energy Corp.(b)(c)
3,375,000	6.375	01/30/23	3,366,562
1,000,000	7.000	03/31/24	1,017,500
Nexen Energy ULC
5,000	6.400	05/15/37	5,783
50,000	7.500	07/30/39	65,055
Oasis Petroleum, Inc.(b)(c)
3,650,000	6.875	03/15/22	3,869,000
Offshore Group Investment Ltd.(c)
1,375,000	7.500	11/01/19	1,473,927
225,000	7.125	04/01/23	230,200

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Peabody Energy Corp.(c)
$1,000,000	4.750%		12/15/41	$ 784,666
Seadrill Ltd.(b)
6,000,000	6.125		09/15/20	6,030,000
Vanguard Natural Resourses LLC/VNR Finance Corp.(c)
1,000,000	7.875		04/01/20	1,055,000
Whiting Petroleum Corp.(c)
2,000,000	5.000		03/15/19	2,060,000

				37,311,443

Financial Co. - Non Captive – 1.2%
GE Capital Trust I(a)(c)
74,000	6.375		11/15/67	80,290
General Electric Capital Corp.(a)(c)
4,600,000	5.250		06/15/49	4,352,520
1,200,000	6.250		12/15/49	1,251,000
Harbinger Group, Inc.
2,000,000	7.875		07/15/19	2,140,000
800,000	7.750	(b)	01/15/22	798,000
Nationstar Mortgage LLC/Nationstar Capital Corp.(c)
4,000,000	6.500		07/01/21	3,760,000

				12,381,810

Food & Beverage – 2.5%
B&G Foods, Inc.(c)
4,400,000	4.625		06/01/21	4,246,000
Barry Callebaut Services NV(b)
2,500,000	5.500		06/15/23	2,569,444
Chiquita Brands International, Inc./Chiquita Brands LLC(b)(c)
1,953,000	7.875		02/01/21	2,114,122
Constellation Brands, Inc.
5,000,000	4.250		05/01/23	4,700,000
Hawk Acquisition Sub, Inc.(b)(c)
4,075,000	4.250		10/15/20	3,973,125
Post Holdings, Inc.(c)
4,000,000	6.750	(b)	12/01/21	4,190,000
1,250,000	7.375	(b)	02/15/22	1,329,688
2,250,000	7.375		02/15/22	2,393,437

				25,515,816

Gaming – 2.0%
Caesars Entertainment Operating Co., Inc.(c)
500,000	10.000		12/15/18	250,000
1,150,000	9.000		02/15/20	1,115,500
Churchill Downs, Inc.(b)(c)
750,000	5.375		12/15/21	757,500
CyrusOne LP/CyrusOne Finance Corp.(c)
1,250,000	6.375		11/15/22	1,289,062
GLP Capital LP/GLP Financing II, Inc.(b)(c)
5,600,000	5.375		11/01/23	5,544,000
Graton Economic Development Authority(b)(c)
50,000	9.625		09/01/19	57,625
MGM Resorts International
2,000,000	6.750		10/01/20	2,165,000
5,000,000	6.625		12/15/21	5,337,500
3,500,000	7.750		03/15/22	3,928,750

				20,444,937

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care – 2.0%
Community Health Systems, Inc.(b)(c)
$3,125,000	6.875%	02/01/22	$ 3,207,031
DaVita HealthCare Partners, Inc.(c)
6,000,000	5.750	08/15/22	6,150,000
HCA, Inc.
500,000	7.500	02/15/22	565,000
2,000,000	5.875	03/15/22	2,110,000
8,000,000	4.750	05/01/23	7,910,000
500,000	5.875	05/01/23	509,375

			20,451,406

Health Care - Pharmaceuticals(b)(c) – 0.6%
Salix Pharmaceuticals Ltd.
650,000	6.000	01/15/21	677,625
Valeant Pharmaceuticals International
5,000,000	6.750	08/15/21	5,337,500

			6,015,125

Health Care - Services(c) – 0.4%
MPT Operating Partnership LP/MPT Finance Corp.
3,000,000	6.875	05/01/21	3,195,000
1,320,000	6.375	02/15/22	1,362,900

			4,557,900

Home Construction(c) – 1.2%
Brookfield Residential Properties, Inc.(b)
3,000,000	6.125	07/01/22	3,026,468
MDC Holdings, Inc.
2,000,000	5.500	01/15/24	2,018,877
2,000,000	6.000	01/15/43	1,752,277
Toll Brothers Finance Corp.
3,000,000	5.875	02/15/22	3,120,000
William Lyon Homes, Inc.(b)
2,000,000	8.500	11/15/20	2,160,000

			12,077,622

Lodging(b)(c) – 0.4%
MCE Finance Ltd.
3,000,000	5.000	02/15/21	2,895,000
Studio City Finance Ltd.
1,000,000	8.500	12/01/20	1,105,000

			4,000,000

Media - Cable – 1.3%
Cablevision Systems Corp.
2,000,000	8.000	04/15/20	2,245,000
CCO Holdings LLC/CCO Holdings Capital Corp.(b)(c)
2,250,000	5.750	09/01/23	2,182,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.(b)(c)
4,000,000	5.125	12/15/21	3,750,000
CSC Holdings LLC
1,000,000	6.750	11/15/21	1,083,750
Time Warner Cable, Inc.(c)
4,000,000	4.500	09/15/42	3,053,260
UPCB Finance VI Ltd.(b)(c)
900,000	6.875	01/15/22	961,789

			13,276,299

Media - Non Cable(c) – 1.7%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.(b)
1,200,000	5.250	02/15/22	1,200,000
2,200,000	5.625	02/15/24	2,205,500

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable(c) – (continued)
Gannett Co., Inc.(b)
	$1,300,000	5.125%		07/15/20	$ 1,306,500
Griffey Intermediate, Inc./Griffey Finance Sub LLC(b)
	1,750,000	7.000		10/15/20	1,365,000
Lamar Media Corp.
	7,500,000	5.000		05/01/23	7,237,500
	750,000	5.375	(b)	01/15/24	757,500
Nielsen Finance LLC/Nielsen Finance Co.
	2,000,000	4.500		10/01/20	1,975,000
The Nielsen Co Luxembourg SARL(b)
	1,500,000	5.500		10/01/21	1,537,500

					17,584,500

Metals & Mining – 0.1%
ArcelorMittal
	950,000	6.750		02/25/22	1,026,036

Packaging – 1.8%
Ardagh Packaging Finance PLC(b)(c)
	4,000,000	6.250		01/31/19	4,015,000
	1,000,000	9.125		10/15/20	1,092,500
	132,353	7.000		11/15/20	134,007
Crown Americas LLC/Crown Americas Capital Corp. IV
	1,500,000	4.500		01/15/23	1,411,875
Reynolds Group Issuer, Inc.(c)
	2,000,000	9.875		08/15/19	2,205,000
	200,000	5.750		10/15/20	204,000
	5,450,000	8.250		02/15/21	5,777,000
Sealed Air Corp.(b)(c)
	4,000,000	5.250		04/01/23	3,935,000

					18,774,382

Pipelines(a)(c) – 0.2%
Enterprise Products Operating LLC
	100,000	8.375		08/01/66	111,125
	1,000,000	7.000		06/01/67	1,032,500
TransCanada PipeLines Ltd.
	1,100,000	6.350		05/15/67	1,133,000

					2,276,625

Property/Casualty Insurance – 0.9%
AIG Life Holdings, Inc.
	3,500,000	8.500		07/01/30	4,375,000
MetLife, Inc.(c)
	200,000	6.400		12/15/36	207,000
Mitsui Sumitomo Insurance Co. Ltd.(a)(b)(c)
	1,750,000	7.000		03/15/72	2,030,000
QBE Capital Funding III Ltd.(a)(b)(c)
	925,000	7.250		05/24/41	955,063
Standard Life PLC(a)(c)
GBP	750,000	6.750		07/29/49	1,356,216
Transatlantic Holdings, Inc.
	75,000	8.000		11/30/39	96,055

					9,019,334

Real Estate(c) – 0.8%
CB Richard Ellis Services, Inc.
	1,543,000	5.000		03/15/23	1,477,423
CBL & Associates LP
	1,000,000	5.250		12/01/23	1,026,494
DuPont Fabros Technology LP
	2,000,000	5.875		09/15/21	2,070,000
Health Care REIT, Inc.
	3,000,000	6.500		03/15/41	3,451,905

					8,025,822

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Restaurants(b)(c) – 0.4%
Seminole Hard Rock Entertainment, Inc.
$3,925,000	5.875%		05/15/21	$ 3,866,125

Retailers – 1.3%
Best Buy Co., Inc.(c)
3,000,000	5.500		03/15/21	2,955,000
Claire’s Stores, Inc.(b)(c)
1,150,000	7.750		06/01/20	986,125
L Brands, Inc.
5,000,000	5.625		02/15/22	5,062,500
Neiman Marcus Group Ltd., Inc.
3,000,000	8.000	(b)(c)	10/15/21	3,120,000
The Neiman Marcus Group, Inc.
1,500,000	7.125		06/01/28	1,485,000

				13,608,625

Retailers - Food & Drug(c) – 0.4%
Ingles Markets, Inc.
4,000,000	5.750		06/15/23	3,900,000

Technology - Hardware(b)(c) – 1.3%
Alcatel-Lucent USA, Inc.
5,000,000	6.750		11/15/20	5,112,500
CommScope Holding Co., Inc.(d)
150,000	6.625		06/01/20	156,750
Freescale Semiconductor, Inc.
3,000,000	6.000		01/15/22	3,120,000
NCR Corp.
5,000,000	5.875		12/15/21	5,162,500

				13,551,750

Technology - Software(c) – 0.5%
Aspect Software, Inc.
2,000,000	10.625		05/15/17	2,025,000
BMC Software Finance, Inc.(b)
2,000,000	8.125		07/15/21	2,055,000
Nuance Communications, Inc.(b)
1,500,000	5.375		08/15/20	1,470,000

				5,550,000

Wireless Telecommunications – 4.5%
Crown Castle International Corp.
5,000,000	5.250		01/15/23	4,950,000
Digicel Group Ltd.(b)(c)
3,800,000	8.250		09/30/20	3,933,000
Digicel Ltd.(b)(c)
950,000	7.000		02/15/20	961,695
Intelsat Jackson Holdings SA(c)
3,000,000	6.625		12/15/22	3,090,000
1,100,000	5.500	(b)	08/01/23	1,047,750
Intelsat Luxembourg SA(b)(c)
3,500,000	7.750		06/01/21	3,753,750
MetroPCS Wireless, Inc.(b)(c)
2,000,000	6.250		04/01/21	2,075,000
2,200,000	6.625		04/01/23	2,277,000
SBA Telecommunications, Inc.(c)
100,000	5.750		07/15/20	103,750

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
SoftBank Corp.(b)
	$7,000,000	4.500%	04/15/20	$ 6,858,311
Sprint Capital Corp.
	3,500,000	6.875	11/15/28	3,342,500
Sprint Communications, Inc.
	375,000	7.000	08/15/20	404,063
Sprint Corp.(b)
	4,425,000	7.250	09/15/21	4,767,937
	6,700,000	7.875	09/15/23	7,152,250
T-Mobile USA, Inc.(c)
	—	6.500	01/15/24	—
VimpelCom Holdings BV
	1,000,000	7.504	03/01/22	1,037,500
Wind Acquisition Finance SA(b)(c)
	1,200,000	11.750	07/15/17	1,266,000

				47,020,506

Wirelines Telecommunications(c) – 1.5%
Koninklijke KPN NV(a)
	5,000,000	7.000	03/28/73	5,171,262
Level 3 Financing, Inc.
	600,000	8.125	07/01/19	658,500
	3,000,000	6.125 (b)	01/15/21	3,060,000
Telecom Italia SpA(a)
EUR	4,000,000	7.750	03/20/73	5,475,720
Windstream Corp.
	$1,150,000	7.750	10/15/20	1,216,125
	400,000	6.375	08/01/23	372,000

				15,953,607

TOTAL CORPORATE OBLIGATIONS				$ 480,389,669

Mortgage-Backed Obligations – 0.1%
Collateralized Mortgage Obligations – 0.1%
Adjustable Rate Non-Agency(a) – 0.1%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
	$187,159	0.465%	08/25/35	$ 160,253
Countrywide Alternative Loan Trust Series 2005-38, Class A3
	211,868	0.508	09/25/35	181,297
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
	13,955	2.539	11/20/34	13,139
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
	204,552	0.425	01/25/36	181,885
Merrill Lynch Alternative Note Asset Trust Series 2007-0AR3, Class A1
	426,203	0.348	07/25/47	317,087
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
	199,773	2.407	06/25/34	201,230
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
	102,157	2.659	08/25/33	104,025

				1,158,916

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(e) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
$5,863	5.250%	07/25/33	$ 319
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
45,733	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
58,539	0.000	08/25/33	—
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
49,880	0.123	08/25/33	341
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
16,137	0.320	07/25/33	99

			759

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 1,159,675

Asset-Backed Securities – 0.0%
Home Equity – 0.0%
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
$13,088	0.420%	06/15/29	$ 12,822
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(a)
91,299	0.440	02/15/34	74,410
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
26,963	7.000	09/25/37	26,512
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
39,770	7.000	09/25/37	39,074

			152,818

Manufactured Housing – 0.0%
Mid-State Trust Series 4, Class A
55,491	8.330	04/01/30	56,840

TOTAL ASSET-BACKED SECURITIES			$ 209,658

Senior Term Loans(f) – 1.1%
Health Care - Services – 0.0%
U.S. Renal Care, Inc.
$191,000	10.250%	01/03/20	$ 195,298
Media - Broadcasting & Radio – 0.6%
Clear Channel Communications, Inc.
2,550,000	3.810	01/29/16	2,483,930
Getty Images, Inc.
4,339,043	4.750	10/18/19	4,074,925

			6,558,855

Retailers – 0.4%
True Religion Apparel, Inc.
4,339,125	5.875	07/30/19	4,135,750

Wireless Telecommunications – 0.1%
Alcatel-Lucent USA, Inc.
990,000	5.750	01/30/19	998,415

TOTAL SENIOR TERM LOANS			$ 11,888,318

U.S. Treasury Obligation – 2.0%
United States Treasury Note
$20,700,000	0.375%	01/31/16	$ 20,713,664

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Investment Company(g) – 0.3%
397,434	Goldman Sachs High Yield Fund - Institutional Shares	$ 2,841,651

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 5.7%
Repurchase Agreement – 5.7%
Joint Repurchase Agreement Account II
$58,700,000	0.025%	02/03/14	$ 58,700,000

TOTAL INVESTMENTS – 103.4%			$1,073,534,460

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.4)%			(35,333,614)

NET ASSETS – 100.0%			$1,038,200,846

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $220,145,399, which represents approximately 21.2% of net assets as of January 31, 2014.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Pay-in-kind securities.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at January 31, 2014. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(g)	Represents an affiliated issuer.

(h)	Joint repurchase agreement was entered into on January 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

UBS AG (London)	USD/EUR	03/12/14	$16,290,542	$246,674
	USD/GBP	03/07/14	5,651,969	44,973

TOTAL				$291,647

FUTURES CONTRACTS — At January 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(6)	March 2014	$(862,875)	$(29,505)
2 Year U.S. Treasury Notes	295	March 2014	64,959,922	16,242
5 Year U.S. Treasury Notes	(373)	March 2014	(44,993,125)	(382,357)
10 Year U.S. Treasury Notes	(1,404)	March 2014	(176,553,000)	(1,834,385)
20 Year U.S. Treasury Bonds	(673)	March 2014	(89,908,594)	(2,258,790)

TOTAL				$(4,488,795)

SWAP CONTRACTS — At January 31, 2014, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at January 31, 2014(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$200	(1.000)%	06/20/14	0.101%	$(280)	$(657)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	1,700	(1.000)	06/20/14	0.101	(2,665)	(5,300)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	400	(1.000)	06/20/14	0.101	(522)	(1,352)

Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	700	1.000	06/20/16	0.301	476	12,055
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	800	1.000	06/20/16	0.301	520	13,802

TOTAL						$(2,471)	$18,548

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,048,982,341

Gross unrealized gain	$36,692,771
Gross unrealized loss	(12,140,652)

Net unrealized security gain	$24,552,119

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 96.1%
Beverages – 2.5%
835,580	PepsiCo., Inc.	$ 67,147,209

Capital Markets – 4.7%
1,256,100	Franklin Resources, Inc.	65,329,761
771,435	T. Rowe Price Group, Inc.	60,511,361

		125,841,122

Chemicals – 12.0%
594,400	Ecolab, Inc.	59,760,976
640,400	Monsanto Co.	68,234,620
349,000	Praxair, Inc.	43,527,280
653,300	Rentech Nitrogen Partners LP	11,798,598
412,000	The Sherwin-Williams Co.	75,503,120
863,808	The Valspar Corp.	60,708,426

		319,533,020

Commercial Services & Supplies – 0.6%
327,300	Mine Safety Appliances Co.	16,489,374

Communications Equipment – 2.0%
752,500	Harris Corp.	52,178,350

Electrical Equipment – 2.5%
492,400	Roper Industries, Inc.	67,576,976

Food Products – 4.7%
1,014,600	Hormel Foods Corp.	46,103,424
708,400	McCormick & Co., Inc.	45,465,112
449,575	Nestle SA ADR	32,661,624

		124,230,160

Health Care Providers & Services – 2.8%
1,097,400	Cardinal Health, Inc.	74,645,148

Household Products – 2.3%
957,700	Church & Dwight Co., Inc.	61,848,266

Industrial Conglomerates – 1.0%
350,419	Danaher Corp.	26,067,669

Insurance – 2.1%
1,302,000	HCC Insurance Holdings, Inc.	55,868,820

IT Services – 4.2%
753,000	Automatic Data Processing, Inc.	57,679,800
312,400	International Business Machines Corp.	55,194,832

		112,874,632

Leisure Equipment & Products – 2.5%
536,000	Polaris Industries, Inc.	67,107,200

Machinery – 1.9%
447,200	Parker Hannifin Corp.	50,699,064

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 21.3%
628,428	Access Midstream Partners LP	$ 35,223,390
933,800	Energy Transfer Equity LP	38,958,136
704,900	Enterprise Products Partners LP	46,791,262
440,800	EOG Resources, Inc.	72,837,792
486,399	EQT Midstream Partners LP	30,254,018
757,440	Genesis Energy LP	41,681,923
557,500	Kinder Morgan Energy Partners LP	44,310,100
736,100	Magellan Midstream Partners LP	48,921,206
639,500	MarkWest Energy Partners LP	44,886,505
331,000	NGL Energy Partners LP	11,581,690
280,000	ONEOK Partners LP	14,512,400
902,800	Plains All American Pipeline LP	45,582,372
474,550	Sunoco Logistics Partners LP	37,290,139
587,870	Western Gas Partners LP	34,954,750
417,900	Williams Partners LP	20,936,790

		568,722,473

Pharmaceuticals – 8.7%
1,550,000	Novo Nordisk A/S ADR	61,488,500
568,300	Perrigo Co. PLC	88,461,578
1,173,779	Roche Holding AG ADR	80,777,123

		230,727,201

Road & Rail – 2.4%
1,167,000	Canadian National Railway Co.	62,434,500

Semiconductors & Semiconductor Equipment – 2.2%
2,408,336	Intel Corp.	59,100,566

Software – 1.5%
382,320	FactSet Research Systems, Inc.	40,437,986

Specialty Retail – 6.3%
1,387,500	Lowe’s Cos., Inc.	64,227,375
514,300	Tiffany & Co.	42,784,617
1,035,281	TJX Cos., Inc.	59,383,718

		166,395,710

Textiles, Apparel & Luxury Goods – 5.6%
930,900	NIKE, Inc. Class B	67,816,065
1,384,280	VF Corp.	80,911,166

		148,727,231

Trading Companies & Distributors – 2.3%
265,175	W.W. Grainger, Inc.	62,178,234

TOTAL COMMON STOCKS		$2,560,830,911

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 3.6%
Repurchase Agreement – 3.6%
Joint Repurchase Agreement Account II
$96,000,000	0.025%	02/03/14	$ 96,000,000

TOTAL INVESTMENTS – 99.7%			$2,656,830,911

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			8,997,375

NET ASSETS – 100.0%			$2,665,828,286

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on January 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,314,228,308

Gross unrealized gain	373,318,164
Gross unrealized loss	(30,715,561)

Net unrealized security gain	$342,602,603

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value
(“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2014:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks	$472,365,330	$—	$—
Preferred Stocks	1,846,440	23,420,055	—
Fixed Income
Corporate Obligations	—	480,389,669	—
Mortgage-Backed Obligations	—	1,159,675	—
Asset-Backed Securities	—	209,658	—
Senior Term Loans	—	11,888,318	—
U.S. Treasury Obligations	20,713,664	—	—
Investment Companies	2,841,651	—	—
Short-term Investments	—	58,700,000	—
Total	$497,767,085	$575,767,375	$—

Derivative Type
Assets(a)
Futures Contracts	$16,242	$—	$—
Forward Foreign Currency Exchange Contracts	—	291,647	—
Credit Default Swap Contracts	—	25,857	—
Total	$16,242	$317,504	$—
Liabilities(a)
Futures Contracts	$(4,505,037)	$—	$—
Credit Default Swap Contracts	—	(7,309)	—

RISING DIVIDED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks	$2,560,830,911	$—	$—
Short-term Investments	—	96,000,000	—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2014, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 3, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Income Builder	$58,700,000	$58,700,123	$59,983,754
Rising Dividend Growth	96,000,000	96,000,201	98,099,496

REPURCHASE AGREEMENTS — At January 31, 2014, the Principal Amount of the Funds’ interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Income Builder	Rising Dividend Growth
BNP Paribas Securities Co.	0.030%	$6,714,760	$10,981,550
Citigroup Global Markets, Inc.	0.020	17,828,271	29,156,968
Merrill Lynch & Co., Inc.	0.020	10,830,258	17,712,177
TD Securities USA LLC	0.030	23,326,711	38,149,305
TOTAL		$58,700,000	$96,000,000

At January 31, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.155 to 0.360%	08/14/15 to 10/11/16
Federal Home Loan Bank	0.100	07/29/14
Federal Home Loan Mortgage Corp.	2.500 to 5.500	03/27/19 to 01/01/43
Federal National Mortgage Association	0.450 to 6.000	09/08/14 to 10/01/43
Tennessee Valley Authority	5.250	09/15/39
United States Treasury Bills	0.000	07/17/14 to 10/16/14
United States Treasury Bonds	5.375 to 6.375	08/15/27 to 02/15/31
United States Treasury Inflation Protected Securities	2.000 to 3.375	01/15/16 to 02/15/40
United States Treasury Notes	0.250 to 4.500	09/15/14 to 08/15/22
United States Treasury Principal-Only Stripped Security	0.000	11/15/43

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — Rising Dividend Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of a Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 26, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 26, 2014

*	Print the name and title of each signing officer under his or her signature.